Anchor Risk Managed Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020
Shares		Value
	EXCHANGE TRADED FUNDS - 82.7%
	DEBT FUNDS - 82.7%
225,000	iShares iBoxx High Yield Corporate Bond ETF	$ 19,422,000
185,000	SPDR Bloomberg Barclays High Yield Bond ETF	19,893,050
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,533,550)	39,315,050

	MUTUAL FUND - 4.3%
	DEBT FUND - 4.3%
215,812	American Century High Income Fund - Investor Class	2,045,899
	TOTAL MUTUAL FUND (Cost - $2,015,822)

	TOTAL INVESTMENTS (Cost - $40,549,372) - 87.0%	$ 41,360,949
	CASH & OTHER ASSETS LESS LIABILITIES - 13.0%	6,171,573
	NET ASSETS - 100.0%	$ 47,532,522

ETF - Exchange Traded Fund

Anchor Risk Managed Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020
Shares				Value
	EXCHANGE TRADED FUNDS - 60.3%
	EQUITY FUNDS - 60.3%
391,775	Invesco QQQ Trust Series 1			$ 117,383,626
100,000	SPDR S&P 500 ETF Trust			36,206,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,516,462)			153,589,626

	TOTAL INVESTMENTS (Cost - $104,516,462) - 60.3%			$ 153,589,626
	CASH & OTHER ASSETS LESS LIABILITIES - 39.7%			101,021,336
	NET ASSETS - 100.0%			$ 254,610,962

ETF - Exchange Traded Fund

FUTURES CONTRACTS

Number of Long Contracts	Name	Expiration	Notional Value at November 30, 2020	Unrealized Appreciation
100	Nasdaq 100 E-Mini	December 2020	$ 24,554,000	$ 393,255
300	S&P 500 E-Mini	December 2020	54,348,000	836,395
				$ 1,229,650

Anchor Risk Managed Global Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020
Shares				Value
EXCHANGE TRADED FUND - 33.0%
EQUITY FUND - 33.0%
30,000	Invesco QQQ Trust Series 1			$ 8,988,600
TOTAL EXCHANGE TRADED FUND (Cost - $7,022,229)

	TOTAL INVESTMENTS (Cost - $7,022,229) - 33.0%			$ 8,988,600
	CASH & OTHER ASSETS LESS LIABILITIES - 67.0%			18,271,135
	NET ASSETS - 100.0%			$ 27,259,735

FUTURES CONTRACTS

Number of Long Contracts	Name	Expiration	Notional Value at November 30, 2020	Net Unrealized Appreciation
110	MSCI EAFE	December 2020	$ 11,181,500	$ 104,055
30	S&P 500 E-Mini	December 2020	5,434,800	162,362
$ 266,417

EAFE - Europe, Australia and the Far East

Anchor Risk Managed Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020
Shares		Value
	CLOSED-END FUNDS - 69.4%
	DEBT FUNDS - 69.4%
40,138	BlackRock California Municipal Income Trust	$ 555,109
67,727	BlackRock MuniHoldings California Quality Fund, Inc.	988,814
56,377	BlackRock MuniYield California Fund, Inc.	811,265
70,600	BlackRock MuniYield California Quality Fund, Inc.	1,042,762
39,355	Invesco California Value Municipal Income Trust	504,925
124,332	Nuveen AMT-Free Municipal Credit Income Fund	2,040,288
141,950	Nuveen AMT-Free Quality Municipal Income Fund	2,096,601
71,659	Nuveen California AMT-Free Quality Municipal Income Fund	1,113,581
132,501	Nuveen California Quality Municipal Income Fund	1,990,165
98,390	Nuveen Municipal Credit Income Fund	1,532,916
101,467	Nuveen Municipal High Income Opportunity Fund	1,397,201
135,680	Nuveen Municipal Value Fund, Inc.	1,508,762
143,373	Nuveen Quality Municipal Income Fund	2,154,896
27,000	VanEck Vectors High Yield Muni ETF	1,644,300
	TOTAL CLOSED-END FUNDS (Cost - $18,533,045)	19,381,585

	MUTUAL FUND - 22.9%
	DEBT FUND - 22.9%
601,470	MainStay MacKay Tax Free Bond Fund - Class I	6,393,628
	TOTAL MUTUAL FUND (Cost - $6,015,130)

	TOTAL INVESTMENTS (Cost - $24,548,175) - 92.3%	$ 25,775,213
	CASH & OTHER ASSETS LESS LIABILITIES - 7.7%	2,151,681
	NET ASSETS - 100.0%	$ 27,926,894

ETF - Exchange Traded Fund

Anchor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Funds’ Portfolio of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anchor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for the Funds' assets and liabilities measured at fair value:

Anchor Risk Managed Credit Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 39,315,050	$ -	$ -	$ 39,315,050
Mutual Fund		2,045,899	-	-	2,045,899
Total		$ 41,360,949	$ -	$ -	$ 41,360,949

Anchor Risk Managed Equity Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 153,589,626	$ -	$ -	$ 153,589,626
Total		$ 153,589,626	$ -	$ -	$ 153,589,626

Asset Derivatives		Level 1	Level 2	Level 3	Total
Futures Contracts *		$ 1,229,650	$ -	$ -	$ 1,229,650
Total		$ 1,229,650	$ -	$ -	$ 1,229,650

Anchor Risk Managed Global Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Fund		$ 8,988,600	$ -	$ -	$ 8,988,600
Total		$ 8,988,600	$ -	$ -	$ 8,988,600

Asset Derivatives		Level 1	Level 2	Level 3	Total
Futures Contracts *		$ 266,417	$ -	$ -	$ 266,417
Total		$ 266,417	$ -	$ -	$ 266,417

Anchor Risk Managed Municipal Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Closed-End Funds		$ 19,381,585	$ -	$ -	$ 19,381,585
Mutual Fund		6,393,628	-	-	$ 6,393,628
Total		$ 25,775,213	$ -	$ -	$ 25,775,213

* Represents cumulative unrealized appreciation (depreciation) at November 30, 2020.
The Funds did not hold any Level 2 or Level 3 securities during the period presented.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at November 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Anchor Risk Managed Credit Strategies Fund	$ 40,730,967	$ 811,577	$ (181,595)	$ 629,982
Anchor Risk Managed Equity Strategies Fund	109,647,217	49,073,164	(5,130,755)	43,942,409
Anchor Risk Managed Global Strategies Fund	7,705,237	1,966,371	(683,008)	1,283,363
Anchor Risk Managed Municipal Strategies Fund	24,548,175	1,227,038	-	1,227,038

Underlying Investment in Other Investment Companies - The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem or cover their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment			Percentage of Net Assets
Anchor Risk Managed Credit Strategies Fund	iShares iBoxx High Yield Corporate Bond ETF			40.9%
	SPDR Bloomberg Barclays High Yield Bond ETF			41.8%
Anchor Risk Managed Equity Strategies Fund	Invesco QQQ Trust Series 1			46.1%
Anchor Risk Managed Global Strategies Fund	Invesco QQQ Trust Series 1			33.0%